Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
	$	$	$	$
Revenues (i)	9,296	9,429	26,851	28,075
Vessel operating expenses	(5,133)	(5,107)	(14,713)	(15,023)
General and administrative expenses (ii)	(901)	(3,437)	(5,363)	(8,666)
General and administrative expenses deferred and capitalized (iii)	(152)	(116)	(659)	(442)

(i) Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of 10 years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii) Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership’s behalf.

(iii) Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture, including pre-operation, engineering and financing-related expenses, of which $0.4 million and $0.9 million were reimbursed by the Bahrain LNG Joint Venture for the three and nine months ended September 30, 2017, respectively ($nil for the three and nine months ended September 30, 2016). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.